Fair Value Measurement (Details) - Schedule of company’s financial assets and liabilities - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Assets:
Marketable Security	$ 1,475	$ 1,694
Total assets	1,475	1,694
Liabilities:
True Harvest Convertible Note	19,870	20,892
True Harvest Earnout	15,260	20,880
Deferred Cash Payment	7,755	8,783
Lender Warrants	16,830	16,601
Private Warrants Liability	968	436
Total liabilities	60,683	68,759
Level I [Member]
Assets:
Marketable Security	1,475	1,694
Total assets	1,475	1,694
Liabilities:
True Harvest Convertible Note
True Harvest Earnout
Deferred Cash Payment
Lender Warrants
Private Warrants Liability
Total liabilities
Level II [Member]
Assets:
Marketable Security
Total assets
Liabilities:
True Harvest Convertible Note
True Harvest Earnout
Deferred Cash Payment
Lender Warrants
Private Warrants Liability	968	436
Total liabilities	968	436
Level III [Member]
Assets:
Marketable Security
Total assets
Liabilities:
True Harvest Convertible Note	19,870	20,892
True Harvest Earnout	15,260	20,880
Deferred Cash Payment	7,755	8,783
Lender Warrants	16,830	16,601
Private Warrants Liability
Total liabilities	$ 59,715	$ 68,323